Financial risk management - Financial risk factors (Details) € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Financial risk management
Financial assets held at fair value through profit or loss	€ 0		€ 8,951	€ 11,275
Financial assets	4,797,436		5,357,438	5,834,526
Financial liabilities	111,582		167,505	148,331
Liquidity risk
Cash and cash equivalents	2,233,368	$ 807.9	2,135,187	1,861,616
Current financial investments and cash and cash equivalents	4,703,177		5,169,349	5,780,832
Equity instruments
Financial risk management
Financial assets held at fair value through profit or loss			8,951	11,275
Current financial investments [member]
Financial risk management
Financial assets held at fair value through profit or loss	1,317,460		1,571,858	3,919,216
Financial assets	1,152,349		1,454,420
Cash and cash equivalents [member]
Financial risk management
Financial assets	2,233,368		2,135,187	1,861,616
Restricted cash (current and non-current)
Financial risk management
Financial assets	1,425		1,482	1,418
Other non-current assets.
Financial risk management
Financial assets	1,048		907	1,399
Trade and other receivables (excl prepayments)
Financial risk management
Financial assets	91,786		184,632	39,603
Current financial instruments
Financial risk management
Financial liabilities	204		3,164	6,198
Trade & other liabilities
Financial risk management
Financial liabilities	84,519		134,905	116,749
Lease liabilities [member]
Financial risk management
Financial liabilities	€ 26,859		€ 29,436	€ 25,384